2600 One Commerce Square Philadelphia, PA 19103-7098 T: (215) 564-8198 F: (215) 564-8120

July 31, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

Re:	RBC Funds Trust (the “Trust”) SEC File Nos. 333-111986 and 811-21475 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information for the RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, and RBC Ultra-Short Fixed Income Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 69 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on July 29, 2014, with an effective date of July 29, 2014.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Michael P. O’Hare
Michael P. O’Hare, Esq.